Form 24F-2NT
Annual Notice of Securities Sold Pursuant to Rule 24F-2
December 31, 1997

1.  Name and address of issuer:
         Security Equity Life Insurance Co Separate Account 13
         84 Business Park Dr.
         Armonk, NY  10504

2.  Name of each series or class of funds for which this notice is filed:
         General American Capital Company Money Market Fund
         Barclays Global L&A Asset Allocation
         Barclays Global L&A US Govt Allocation
         Evergreen VA Fund
         Evergreen VA Foundation
         Evergreen VA Growth and Income
         Fidelity Growth Fund
         Fidelity High Income
         Fidelity Investment Grade Bond
         Fidelity Index 500
         Fidelity Overseas Fund
         Russell Multi Style
         Russell Aggressive Equity
         Russell Non US
         Russell Core Bond

3.  Investment Company Act File Number:
         811-8938
    Securities Act File Number
         33-88524
4.  Last day of fiscal year for which this notice is filed:
         12/31/97

5.  Calculation of registration fee:
         (i)     Aggregate sale price of securities sold during fiscal year
                   8802565

         (ii)    Aggregate price of securities redeemed or repurchased
                   16706935

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commisssion
                   N/A

         (iv)    Total available redemption credits (add Items 5(ii)&(iii)
                   16706935

         (v) Net sales (if item 5(i) is greater than item 5(iv) subtract item 5(iv) from item 5(i)
                   N/A

         (vi)    Redemption credits available for use in future years (if
item 5(i) is less than item 5(iv) subtract item 5(iv) from item 5(i)
                   (7904370)

         (vii)   Multiplier for determining registration fee
                   .000295

         (viii)  Registration fee due (multiply item 5(v) by item 5(vii)
                   0

6.  Prepaid Shares:
         N/A

7. Interest due - if this form is being filed more than 90 days after the end of the issuer's fiscal year:
         N/A

8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7:
         0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         N/A